Equity - Additional Information (Detail) - USD ($)				1 Months Ended			12 Months Ended
	Feb. 24, 2023	Aug. 06, 2021	Oct. 09, 2020	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Proceeds from offering of shares	$ 20,000,000.0
Proceeds from issuance of private placement					$ 18,000,000.0
Proceeds from issuance initial public offering				$ 64,900,000
Warrants to purchase								825,800
Exercise price								$ 2.02
Amount of ordinary shares authorised						$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Number of ordinary shares authorised						500,000,000	500,000,000	500,000,000	500,000,000
Warrant price per share						$ 0.01	$ 0.01	$ 0.01	$ 0.01
Dividends distribution							$ 0	$ 0	$ 0
ATM Sales Agreement [Member] | Jefferies LLC | Top of Range [Member]
Aggregate offering value		$ 85,000,000	$ 50,000,000
Ordinary Shares
Number of shares issued				86,250,000	25,568,180		0
Ordinary Shares | ATM Sales Agreement [Member] | Jefferies LLC
Number of shares issued		24,594,360				19,720,500			19,720,500
American Depositary Share
Number of shares issued				17,250,000	5,113,636		0	409,071
American Depositary Share | ATM Sales Agreement [Member] | Jefferies LLC
Number of shares issued		4,918,872				3,944,100			3,944,100
Net Proceeds from offering of shares		$ 14,100,000				$ 7,400,000
Initial Public Offering | Ordinary Shares
Number of shares issued								2,045,355